Nature of Operations - Disclosure of Detailed Information about Company's Principal Properties and Material Subsidiaries (Details)	12 Months Ended
Dec. 31, 2024
Premier Gold Mines Hardrock Inc. and PAG Holdings Corp.
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary	100.00%
Western Mesquite Mines, Inc.
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary	100.00%
Desarrollos Mineros San Luis S.A. de C.V.
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary	100.00%
Mineração Aurizona S.A.
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary	100.00%
Fazenda Brasileiro Desenvolvimento Mineral Ltda
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary	100.00%
Mineração Riacho Dos Machados Ltda
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary	100.00%
Santa Luz Desenvolvimento Mineral Ltda
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary	100.00%
Castle Mountain Venture
Disclosure of subsidiaries [line items]
Ownership interest in subsidiary	100.00%